Income Taxes - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	$ (139)	$ 399	$ (181)
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(334)	184	(158)
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(15)	(30)	(11)
Unrealized foreign exchange on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(81)	34	29
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(12)	19	(8)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(74)	(213)	(13)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	11	25	6
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(11)	(10)	4
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	618	202	(182)
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	21	21	(22)
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	53	83	174
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(441)	0	0
Taxable PRT for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	176	0	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	$ (50)	$ 84	$ 0